Financial Liabilities - Borrowings - Summary of Maturities of the Group's Finance Lease Obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Future finance charges on finance leases	£ 0	£ 0
Present value of finance lease liabilities	5	8
In less than one year [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities - minimum lease payments	3	4
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities - minimum lease payments	1	3
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities - minimum lease payments	£ 1	£ 1